Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Profit for the year	$ 1,072	$ 283
Items that may be reclassified to profit
Currency translation differences (net of taxes of $1 and $7)	(1,133)	1,684
Change in fair value of debt securities (net of taxes of $nil and $nil)	4	4
Share of other comprehensive loss of joint venture and associate (net of taxes of $nil and $nil)	(1)	0
Items that may be reclassified to profit	(1,130)	1,688
Items that will not be reclassified to profit
Change in fair value of marketable equity securities (net of taxes of $(3) and $(7))	27	50
Remeasurements of retirement benefit plans (net of taxes of $(13) and $nil)	14	(5)
Items that will not be reclassified to profit	41	45
Total other comprehensive income (loss) from continuing operations for the year	(1,089)	1,733
Items that will not be reclassified to profit
Total comprehensive income (loss) for the year	(17)	2,067
Total comprehensive income (loss) attributable to:
Shareholders of the company	248	2,156
Non-controlling interests	(265)	(89)
Total comprehensive income (loss) for the year	(17)	2,067
Total comprehensive income attributable to shareholders of the company from:
Continuing operations	248	1,231
Discontinued operations	0	925
Total comprehensive income, attributable to owners of parent	248	2,156
Discontinued operations
Items that will not be reclassified to profit
Remeasurements of retirement benefit plans (net of taxes of $(13) and $nil)	0	51
Aggregate continuing and discontinued operations
Items that will not be reclassified to profit
Total comprehensive income (loss) for the year	(17)	2,067
Total comprehensive income (loss) attributable to:
Total comprehensive income (loss) for the year	$ (17)	$ 2,067